SUPPLEMENT DATED OCTOBER 31, 2001
                                    TO THE PROSPECTUS FOR
                        FutureFunds Series Account, dated May 1, 2001


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On page 6, under the heading Eligible Fund Annual Expenses, please delete the disclosure concerning Artisan International Fund and insert the following:
                                                                        Total Eligible
Eligible Fund                Management Fees       Other Expenses       Fund Expenses
Artisan International Fund       0.94%                  0.28%               1.22%

On page 7, under the heading Examples, please delete the disclosure concerning Artisan
International Fund and insert the following:

Investment Division                 1 Year         3 Year        5 Year         10 Year
Artisan International Fund          $85.82         $143.32       $209.39        $359.01

On page 8, under the heading Examples, please delete the disclosure concerning Maxim Money
Market, Alger American MidCap Growth, Fidelity VIP Growth, and Janus Aspen Worldwide Growth
and insert the following:

Investment Division                 1Year          3 Year        5 Year         10 Year
Artisan International Fund          $25.82         $83.32        $149.39        $359.01





                      Please keep this supplement for future reference.



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